Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 12,858	$ 3,304
Restricted cash	1,550	50
Accounts receivable trade, net	2,783	1,287
Inventories	4,049	2,980
Other current assets	1,089	657
Total current assets	22,329	8,278
Fixed assets:
Vessels, net	232,109	199,840
Office equipment, net	19	40
Total fixed assets	232,128	199,880
Other non-current assets:
Deferred charges	1,572	1,194
Restricted cash, non-current	1,500	0
Other non-current assets	5	0
TOTAL ASSETS	257,534	209,352
Current liabilities:
Current portion of long-term debt, net of deferred finance costs	10,301	718
Current portion of convertible promissory notes	200	103
Trade accounts and other payables	6,350	5,979
Accrued liabilities	2,529	2,296
Deferred revenue	1,850	154
Total current liabilities	21,230	9,250
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs	198,497	176,787
Due to related parties, noncurrent	5,878	0
Long-term portion of convertible promissory notes	1,097	31
Total liabilities	226,702	186,068
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2016 and 2015; 34,072,210 and 19,522,413 shares issued and outstanding as at December 31, 2016 and 2015, respectively	3	2
Additional paid-in capital	369,291	337,121
Accumulated deficit	(338,462)	(313,839)
Total Stockholders' equity	30,832	23,284
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 257,534	$ 209,352